Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 23,142	$ 355,673	$ 82,849
Cash percentage	100.00%	100.00%	100.00%
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 11,812	$ 327,443	$ 82,675
Cash percentage	51.00%	92.10%	99.80%
United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 11,156	$ 28,056
Cash percentage	48.20%	7.90%
Malta [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 174	$ 174	$ 174
Cash percentage	0.80%	0.00%	0.20%